Commitments, contingencies and guarantees - Additional information (Detail) $ in Millions, ¥ in Billions					1 Months Ended
	Nov. 08, 2019 EUR (€)	Nov. 08, 2019 USD ($)	May 22, 2018 EUR (€)	Jun. 30, 2016 USD ($)	May 31, 2019 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Jul. 31, 2013 EUR (€)	Mar. 31, 2013 EUR (€)	Dec. 18, 2020 JPY (¥)	Sep. 30, 2020 USD ($)	Jun. 30, 2019 EUR (€)	Jul. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Sep. 23, 2015 EUR (€)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Other mortgage-related contingencies [Abstract]
Loan repurchase claims received against the relevant subsidiaries | $											$ 3,203
Subsequent event [Member]
Contingencies
Current estimate of maximum reasonably possible loss | ¥										¥ 43
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Reimbursement of refund																			€ 33,800,000
Tax credit refunds												€ 38,000,000
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment | $																	$ 35
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment | $																		$ 21
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Amount of damages sought									€ 1,100,000,000
Recovery of payment																€ 1,500,000,000
Amount of discount based on the settlement agreement															€ 440,000,000
Action by Fondazione Monte dei Paschi di Siena [Member]
Contingencies
Amount of damages sought								€ 315,200,000
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought						€ 434,000,000
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought					€ 186,700,000
Action by the Commissione Nazionale per le Societa e la Borsa [Member]
Contingencies
Amount of payment			€ 100,000
Action by Syndicate Banks [Member]
Contingencies
Syndicate term loan | $				$ 60
Amount of damages sought | $				$ 48
Action by certain subsidiaries of American International Group, Inc. [Member]
Contingencies
Certain project finance notes | $														$ 750
Certain project finance notes which were purchased by AIG | $														$ 92
Action by FT Syndicate Banks [Member]
Contingencies
Syndicate term loan | $							$ 100
Amount of damages sought | $							$ 68
Action by a former Italian counterparty [Member]
Contingencies
Reimbursement of refund													€ 165,000,000
NIP Guilty [Member]
Contingencies
Amount of damages sought	€ 3,450,000
Litigation settlement amount | $		$ 88